RELATED PARTY TRANSACTIONS AND BALANCES (Sales to Related Parties) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Sales	$ 316,185,694	$ 292,721,361	$ 566,291,755
Related Parties [Member]
Related Party Transaction [Line Items]
Sales	9,851,128	5,832,301	10,170,102
CEEG Nanjing International Trade Co., Ltd. [Member]
Related Party Transaction [Line Items]
Sales			4,682
CEEG (Nanjing) Solar Research Institute [Member]
Related Party Transaction [Line Items]
Sales	1,450,689	4,997,073	10,113,561
CEEG (Nanjing) Semiconductor Co., Ltd. [Member]
Related Party Transaction [Line Items]
Sales	247,563		15,609
China Electric Equipment Group (Hong Kong) Co., Limited [Member]
Related Party Transaction [Line Items]
Sales	71,852	245,341	36,250
China Electric Equipment Group Co., Limited [Member]
Related Party Transaction [Line Items]
Sales	7,435,809	51,216
CEEG (Jiangsu) Insulative New Material Co.,Ltd. [Member]
Related Party Transaction [Line Items]
Sales	606,322	537,278
CEEG Korea Co., Ltd. [Member]
Related Party Transaction [Line Items]
Sales		1,393
Jiangxi Jingde Semiconductor New Material Co., Ltd. [Member]
Related Party Transaction [Line Items]
Sales	$ 38,893